General	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL:

A.	General description of the Company and its operations

Brenmiller Energy Ltd. (hereinafter – “The Company” or “the Parent Company”) was incorporated and commenced its business operations in Israel in 2012. The Company’s registered offices are in Rosh Ha’Ayin in Israel. The Company is a public company whose shares are traded on the Tel-Aviv Stock Exchange since August 2017, and, commencing May 2022, on Nasdaq (TASE and Nasdaq: BNRG). The Company is controlled by Mr. Avraham Brenmiller (hereinafter: “The Controlling shareholder”), who serves as the Company’s CEO and as Chairman of the Board of Directors, and his sons.

These consolidated financial statements use the US Dollar as the presentation currency (see Note 2C).

The Company is a technology company in the field of thermal energy storage generated from a variety of energy sources and supplies steam and/or hot air, services, products and equipment in this field. The Company primarily focusses on the industrial heating market and the power plants market. Through 2022, the Company’s main activity was focused on the development of its technology and its application into products and commercial solutions; In 2022, the Company commenced the commercialization of its products and services and is in the process of assembling a new production line to facilitate commercial operations.

As of December 31, 2022, the Company has several subsidiaries and a joint venture company, that are currently inactive, or are in the early stages of operations (“the Group”)– see Note 4.

B.	The impact of Covid-19

As of the date of approval of these consolidated financial statements, the Company’s management continues to examine the impacts of the Coronavirus and is unable to estimate the full extent of its possible effects. No significant adverse effect on the Company’s operations and on the results of its operation, is apparent at this stage.

C.	Liquidity

The Company has not yet generated significant revenues from its operations and has an accumulated deficit as of December 31, 2022, as well as a history of net losses and negative operating cash flows. In 2022, the company commenced the commercialization of its products and services and is in the process of assembling a new production line to facilitate this shift in operations from the development stage to commercial operations. However, the Company expects to continue incurring losses and negative cash flows from operations until its products reach profitability. As a result of these expected losses and negative cash flows from operations, along with the Company’s current cash position, the Company has concluded that a material uncertainty exists that may cast significant doubt (or cast substantial doubt as contemplated by PCAOB standards) about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the continued commercialization of the Company’s products and services, raising capital through a private placement that was authorized on January 24, 2023 (note 20) and through government grants under approved R&D plans and receiving the second tranche of the loan from our EIB credit facility (Note 12A). In addition, management is planning to find additional cash sources through additional equity and debt financing.

C.	Liquidity (cont.)

There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce, delay, or adjust its operating expenses, including commercialization of existing products or be unable to expand its operations, as desired.

D.	Approval of consolidated financial statements

The consolidated financial statements of the Group for the year ended December 31, 2022 were approved by the Board of Directors (the “Board”) on March 20, 2023 and signed on its behalf by the Chief Executive Officer and the Chief Financial Officer.